Investment Portfolioas of February 29, 2024 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 8.1%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	24,666	417,596
Entertainment 1.8%
Take-Two Interactive Software, Inc.*	6,321	928,744
Walt Disney Co.	25,905	2,890,480
Warner Bros Discovery, Inc.*	5,967	52,450
		3,871,674
Interactive Media & Services 6.1%
Alphabet, Inc. “A”*	96,731	13,393,374
Consumer Discretionary 9.7%
Automobile Components 0.7%
Lear Corp.	11,160	1,532,826
Automobiles 1.2%
Tesla, Inc.*	12,861	2,596,379
Hotels, Restaurants & Leisure 2.6%
Hilton Worldwide Holdings, Inc.	20,818	4,253,534
Hyatt Hotels Corp. “A” (a)	9,308	1,429,615
		5,683,149
Household Durables 0.6%
PulteGroup, Inc.	13,802	1,495,861
Leisure Products 0.5%
Brunswick Corp.	12,134	1,060,511
Specialty Retail 3.0%
Best Buy Co., Inc.	20,972	1,696,215
Five Below, Inc.*	5,427	1,089,090
Lowe's Companies, Inc.	9,219	2,218,737
TJX Companies, Inc.	15,590	1,545,593
		6,549,635
Textiles, Apparel & Luxury Goods 1.1%
PVH Corp.	8,301	1,134,498
Tapestry, Inc.	26,949	1,280,886
		2,415,384
Consumer Staples 4.2%
Beverages 2.6%
Keurig Dr Pepper, Inc.	28,268	845,496
Molson Coors Beverage Co. “B”	17,317	1,080,927
PepsiCo, Inc.	22,565	3,730,897
		5,657,320

Consumer Staples Distribution & Retail 0.5%
Performance Food Group Co.*	15,401	1,182,335
Food Products 0.4%
Kellanova	13,322	734,709
WK Kellogg Co.	3,330	48,751
		783,460
Personal Care Products 0.7%
Coty, Inc. “A”*	122,406	1,537,419
Energy 3.6%
Energy Equipment & Services 0.9%
Schlumberger NV	16,231	784,444
TechnipFMC PLC	53,957	1,170,328
		1,954,772
Oil, Gas & Consumable Fuels 2.7%
Cheniere Energy, Inc.	5,972	926,854
Chevron Corp.	8,621	1,310,478
Exxon Mobil Corp.	20,985	2,193,352
HF Sinclair Corp.	17,233	956,432
Valero Energy Corp.	4,433	627,092
		6,014,208
Financials 13.7%
Banks 4.0%
Bank of America Corp.	119,245	4,116,337
Citigroup, Inc.	46,099	2,558,034
JPMorgan Chase & Co.	11,536	2,146,388
		8,820,759
Capital Markets 4.9%
Ameriprise Financial, Inc.	3,634	1,480,346
KKR & Co., Inc.	32,257	3,169,573
MSCI, Inc.	2,171	1,217,866
The Goldman Sachs Group, Inc.	8,012	3,117,069
Tradeweb Markets, Inc. “A”	16,064	1,699,892
		10,684,746
Consumer Finance 1.7%
American Express Co.	16,937	3,716,317
Financial Services 1.4%
Fidelity National Information Services, Inc.	11,026	762,889
Mastercard, Inc. “A”	2,114	1,003,642
PayPal Holdings, Inc.*	20,752	1,252,176
		3,018,707
Insurance 1.7%
Cincinnati Financial Corp.	8,922	1,017,108
Hartford Financial Services Group, Inc.	29,374	2,815,204
		3,832,312
Health Care 13.0%
Biotechnology 4.5%
Amgen, Inc.	14,979	4,101,700
Biogen, Inc.*	5,875	1,274,816

Regeneron Pharmaceuticals, Inc.*	1,941	1,875,181
Vertex Pharmaceuticals, Inc.*	6,191	2,604,801
		9,856,498
Health Care Equipment & Supplies 0.9%
Align Technology, Inc.*	3,137	948,692
Hologic, Inc.*	13,808	1,019,030
		1,967,722
Health Care Providers & Services 6.1%
Centene Corp.*	34,864	2,734,384
Cigna Group	16,674	5,604,798
CVS Health Corp.	9,392	698,483
HCA Healthcare, Inc.	9,285	2,894,134
Tenet Healthcare Corp.*	15,848	1,473,864
		13,405,663
Pharmaceuticals 1.5%
Bristol-Myers Squibb Co.	21,660	1,099,245
Merck & Co., Inc.	16,112	2,048,641
		3,147,886
Industrials 9.3%
Aerospace & Defense 0.7%
Howmet Aerospace, Inc.	21,633	1,439,676
Air Freight & Logistics 0.8%
United Parcel Service, Inc. “B”	11,703	1,735,087
Building Products 0.8%
Owens Corning	11,590	1,735,950
Commercial Services & Supplies 1.5%
Republic Services, Inc.	17,833	3,274,139
Electrical Equipment 0.6%
ChargePoint Holdings, Inc.* (a)	53,189	110,101
Sunrun, Inc.*	21,032	253,225
Vertiv Holdings Co.	15,567	1,052,641
		1,415,967
Industrial Conglomerates 2.8%
General Electric Co.	39,861	6,253,792
Machinery 0.4%
Deere & Co.	2,119	773,541
Professional Services 1.0%
Verisk Analytics, Inc.	8,942	2,163,070
Trading Companies & Distributors 0.7%
WESCO International, Inc.	10,555	1,577,867
Information Technology 30.8%
Communications Equipment 1.0%
Cisco Systems, Inc.	44,304	2,142,984
Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices, Inc.*	14,738	2,837,507
Lam Research Corp.	2,177	2,042,570

Micron Technology, Inc.	14,828	1,343,565
NVIDIA Corp.	10,228	8,091,576
Skyworks Solutions, Inc.	10,503	1,101,975
		15,417,193
Software 14.6%
Adobe, Inc.*	2,932	1,642,741
Microsoft Corp.	54,569	22,571,921
Oracle Corp.	19,596	2,188,481
RingCentral, Inc. “A”*	20,650	690,123
Salesforce, Inc.*	13,345	4,121,203
Zoom Video Communications, Inc. “A”*	12,752	901,949
		32,116,418
Technology Hardware, Storage & Peripherals 8.2%
Apple, Inc.	98,866	17,870,030
Materials 3.0%
Chemicals 1.5%
DuPont de Nemours, Inc.	29,339	2,029,965
International Flavors & Fragrances, Inc.	17,145	1,294,448
		3,324,413
Containers & Packaging 0.9%
Ball Corp.	30,419	1,947,424
Metals & Mining 0.6%
Newmont Corp.	17,014	531,688
Nucor Corp.	4,031	775,161
		1,306,849
Real Estate 2.5%
Health Care REITs 0.1%
Medical Properties Trust, Inc. (a)	66,982	281,994
Specialized REITs 2.4%
Digital Realty Trust, Inc.	9,411	1,381,629
Iron Mountain, Inc.	48,166	3,787,774
		5,169,403
Utilities 1.6%
Multi-Utilities 0.4%
WEC Energy Group, Inc.	11,220	880,658
Water Utilities 1.2%
American Water Works Co., Inc.	22,862	2,710,061
Total Common Stocks (Cost $137,897,914)		218,133,029

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (b) (c) (Cost $1,866,675)	1,866,675	1,866,675

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.35% (b) (Cost $1,239,461)	1,239,461	1,239,461

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $141,004,050)	100.9	221,239,165
Other Assets and Liabilities, Net	(0.9)	(1,904,238)
Net Assets	100.0	219,334,927
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 are as follows:
Value ($) at 11/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (b) (c)
106,376	1,760,299 (d)	—	—	—	1,179	—	1,866,675	1,866,675
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.35% (b)
2,711,010	6,515,219	7,986,768	—	—	32,849	—	1,239,461	1,239,461
2,817,386	8,275,518	7,986,768	—	—	34,028	—	3,106,136	3,106,136

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $1,819,953, which is 0.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$218,133,029	$—	$—	$218,133,029
Short-Term Investments (a)	3,106,136	—	—	3,106,136
Total	$221,239,165	$—	$—	$221,239,165

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECEF-PH1
R-080548-2 (1/25)